   As filed with the Securities and Exchange Commission on December 6, 2004.

                                                 File Nos. 333-82311; 811-04885

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


Registration Statement Under The Securities Act of 1933                      [X]
                 Pre-Effective Amendment No.                                 [_]
                 Post-Effective Amendment No. 8                              [X]
                            and/or
Registration Statement Under The Investment Company Act of 1940              [X]
                               Amendment No. 37                              [X]

                       (Check Appropriate Box or Boxes)

                     GE Life & Annuity Separate Account II
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

               6610 West Broad Street, Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                            Heather C. Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on December 15, 2004 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, one new Subaccount will be available under the contract. The Subaccount will invest in a new Portfolio, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In         Investment Objective             Adviser
                   -------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign          Seeks long-term capital growth. Templeton Investment
VARIABLE INSURANCE Securities Fund -- Class 1                                 Counsel, LLC
PRODUCTS TRUST     Shares
                   -------------------------------------------------------------------------------

                               Part A and Part B

Part A of Post-Effective Amendment No. 6 and Part B of Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-82311), including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                          PART C:  OTHER INFORMATION

Item 27.  Exhibits

(a)(1)(A) Resolution of the Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account II. Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(1)(B) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
          Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective Amendment
          No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(2)    Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to
          Separate Account II. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-
          09651.

(a)(3)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance
          Products Fund II -- VIP II Asset Manager Portfolio and Neuberger and Berman Advisers
          Management Trust AMT Balanced Portfolio. Previously filed as Exhibit (1)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 033-09651.

(a)(4)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of Janus Aspen Series, Growth
          Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio. Previously filed as
          Exhibit (1)(d) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
          Virginia Separate Account II, Registration No. 033-09651.

(a)(5)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Utility Fund of the Investment
          Management Series. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective
          Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(6)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the VIP II Contrafund Portfolio of the Variable Insurance
          Products Fund II. Previously filed as Exhibit (1)(f) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(a)(7)    Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity
          Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. Previously
          filed as Exhibit (1)(g) on May 1, 1998 with Post-Effective Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(8)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account II which invest in shares of the Alger American
          Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American
          Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.
          Previously filed as Exhibit (1)(h) on September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.


(a)(9)  Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II investing in shares of the Federated American
        Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the
        Janus Aspen Series. Previously filed as Exhibit (1)(i) on May 1, 1996 with Post-Effective
        Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651

(a)(10) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities
        Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity
        Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(j) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(a)(11) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. Previously filed as
        Exhibit (1)(k) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(a)(12) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of
        Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds,
        Inc. Previously filed as Exhibit (1)(l) on May 1, 1998 with Post-Effective Amendment No. 15 to
        Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(13) Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return
        Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series
        Fund, Inc. Previously filed as Exhibit (1)(m) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(14) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investment
        Funds, Inc. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective Amendment
        No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(15) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and
        Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust. Previously filed as Exhibit
        (1)(o) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-32071.

(a)(16) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences Portfolio and Global Technology Portfolio of the Janus
        Aspen Series. Previously filed as Exhibit (1)(p) on April 28, 2000 with Post-Effective Amendment
        No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 033-12470.

(a)(17) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM Variable Insurance Funds, Inc.; Alliance
        Variable Products Series Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable
        Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen Series; MFS(R) Variable
        Insurance Trust; Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex
        Variable Trust. Previously filed as Exhibit (1)(q) on July 5, 2000 with Initial Filing to Form S-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-40820.


(b)       Not Applicable.

(c)(1)    Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of
          Virginia and Capital Brokerage Corporation. Previously filed as Exhibit 1A(3)(a) on February 20,
          1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 333-41031.

(c)(2)    Broker-Dealer Sales Agreement, dated December 13, 1997. Previously filed as Exhibit 1A(3)(b) on
          February 20, 1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 333-41031.

(d)(1)    Policy Form Joint and Last Survivor, P1251 5/99. Previously filed as Exhibit 1A(5) on July 2, 1999 with Initial Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-
          82311.

(d)(3)    Endorsements to the policy:

(d)(3)(A) Joint Life Level Term Insurance Rider. Previously filed as Exhibit 1A(5)(f) on October 13, 1999 with the Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II,
          Registration No. 333-82311.

(d)(3)(B) Policy Split Option Rider. Previously filed as Exhibit 1A(5)(g) on October 13, 1999 with the Pre-
          Effective Amendment No. 1 to Form S-6 for GE Life & Annuity Separate Account II, Registration
          No. 333-82311.

(e)       Application for Variable Life Policy. Previously filed as Exhibit 1A(10) on November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 333-32071.

(f)(1)    Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed as Exhibit
          1A(6)(a) on August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and
          Annuity Separate Account III, Registration No. 333-37856.

(f)(2)    By-Laws of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(b) on
          August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate
          Account III, Registration No. 333-37856.

(g)       Reinsurance Agreements. Previously filed on April 30, 2004 with Post-Effective Amendment
          No. 6 to Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-82311.

(h)(1)    Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
          Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a) on
          May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 033-09651.

(h)(2)    Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
          Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
          1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of
          Virginia Separate Account II, Registration No. 033-09651.

(h)(3)    Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
          Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
          1A(8)(a)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate
          Account II, Registration No. 333-40820.

(h)(4)    Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
          Corporation and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(b) on
          May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 033-09651.


(h)(5)  Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
        Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
        1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(6)  Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
        1A(8)(b)(ii) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31171.

(h)(7)  Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(h)(8)  Amendment to the Participation Agreement between Oppenheimer Variable Account Funds,
        Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously
        filed as Exhibit 1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(9)  Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(c)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-40820.

(h)(10) Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(d) on July 5, 2000 with Initial Filing to Form S-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-40820.

(h)(11) Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(d)(i) on April 28, 2000 with Post-Effective
        Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No.
        033-12470.

(h)(12) Fund Participation Agreement between Insurance Management Series, Federated Securities
        Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(e) on
        May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(13) Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with
        Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31171.

(h)(14) Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc.,
        and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(f) on September
        28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(15) Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and
        Company, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit
        1A(8)(f)(i) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-32071.

(h)(16) Fund Participation Agreement between Variable Insurance Products Fund III and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(g) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.


(h)(17) Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(g)(i)
        on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31171.

(h)(18) Fund Participation Agreement between Goldman Sachs Variable Insurance Trust Fund and The
        Life Insurance Company of Virginia. Previously filed as Exhibit 1A(i) on May 1, 1998 with Post-
        Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(h)(19) Fund Participation Agreement between Salomon Brothers Variable Series Fund and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(j) on December 18, 1998 with
        Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration
        No. 333-62695.

(h)(20) Fund Participation Agreement between GE Investments Funds, Inc. and The Life Insurance
        Company of Virginia. Previously filed as Exhibit 1A(8)(k) on December 18, 1998 with Pre-
        Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration
        No. 333-62695.

(h)(21) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(i) on April 30, 1999 with
        Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II,
        Registration No. 333-32071.

(h)(22) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(ii) on April 28, 2000 with
        Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III
        Registration No. 033-12470.

(h)(23) Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed as Exhibit 1A(8)(m) on June 23, 2000 with Pre-
        Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31171.

(h)(24) Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(o) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31171.

(h)(25) Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(p) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31171.

(h)(26) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and
        Annuity Assurance Company. Filed herewith.

(h)(27) Participation Agreement between Franklin Templeton Variable Insurance Products Trust,
        Franklin Templeton Distributors, Inc., GE Life and Annuity Assurance Company and Capital
        Brokerage Corporation. Previously filed on September 13, 2002 with Post-Effective Amendment
        No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(28) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance
        Products Trust, Franklin Templeton Distributors, Inc., GE Life and Annuity Assurance Company
        and Capital Brokerage Corporation. Filed herewith.

(i)     Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1, 1998 with Post-Effective
        Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No.
        033-09651.


(j) Not Applicable.

(k) Opinion and Consent of Counsel. Previously filed on April 30, 2004 with Post-Effective
    Amendment No. 6 to Form N-6 for GE Life & Annuity Separate Account II, Registration No.
    333-82311.

(l) Not Applicable.

(m) Not Applicable.

(n) Consent of Independent Auditors. Previously filed on April 30, 2004 with Post-Effective
    Amendment No. 6 to Form N-6 for GE Life & Annuity Separate Account II, Registration No.
    333-82311.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and Exchange
    Procedures for the Policies. Previously filed as Exhibit 7 on September 28, 2000 with Pre-Effective
    Amendment to Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-
    40820.

(r) Power of Attorney dated October 1, 2004. Filed herewith.

Item 28.  Directors and Officers of the Depositor




Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(1)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(1) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John E. Karaffa.......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer



The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.



(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                                  [FLOW CHART]



Item 30.  Indemnification

Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

   (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

   (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

   (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

   (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

   (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall ensure to the benefit of the heirs, executors and administrators of such person.

   (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                   * * * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) Other Activity


Capital Brokerage Corporation is the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts II and 4.


(b) Management




        Name               Address          Positions and Offices with Underwriter
        ----               -------          --------------------------------------
James J. Buddle..... 6620 W. Broad St.    Director
                     Richmond, VA 23230
Robert T. Methven... 3001 Summer St.      Director, President and Chief Executive
                     2nd Floor            Officer
                     Stamford, CT 06905
Geoffrey S. Stiff... 6610 W. Broad St.    Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.    Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,     Senior Vice President and Chief Compliance
                     2nd Floor            Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street Vice President and Assistant Secretary
                     Richmond, VA 23230

        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
Joan H. Cleveland.... 700 Main St.             Vice President
                      Lynchburg, VA 24504
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Kelly L. Groh........ 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard J. Kannan.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230


(c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             90%            N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 W. Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 6th day of December, 2004.


                                                  GE Life & Annuity Separate
                                                  Account II
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                  President

                                                  GE Life and Annuity Assurance
                                                  Company
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Chairperson of the Board,      December 6, 2004
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

              *                Director, Senior Vice          December 6, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director and Senior Vice       December 6, 2004
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       December 6, 2004
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and Senior Vice       December 6, 2004
-----------------------------    President
      Thomas M. Stinson

              *                Senior Vice President,         December 6, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      December 6, 2004
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Vice President and Controller  December 6, 2004
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         December 6, 2004
-----------------------------    Attorney executed on
      Geoffrey S. Stiff          October 1, 2004.